Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses
General and administrative	$ 717,939	$ 957,597	$ 1,097,901	$ 1,216,054	$ 1,863,256	$ 1,568,707
Total operating expenses	717,939	957,597	1,097,901	1,216,054	1,863,256	1,568,707
Operating loss	(717,939)	(957,597)	(1,097,901)	(1,216,054)	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt		(565,453)	(1,045,346)	(565,453)	(1,744,906)	(1,842,273)
Fair value of stock issued for note modification		(410,008)	(2,572,517)	(410,008)	(2,082,423)	(449,660)
Interest expense	(245,694)	(181,387)	(475,278)	(326,569)	(719,979)	(446,278)
Total other expenses / income	(245,694)	(1,156,848)	(4,093,141)	(1,302,030)	(4,547,308)	(2,738,211)
Income (loss) from operations before income taxes	(963,633)	(2,114,445)	(5,191,042)	(2,518,084)	(6,410,564)	(4,306,918)
Provision for income taxes
Net Income (Loss)	$ (963,633)	$ (2,114,445)	$ (5,191,042)	$ (2,518,084)	$ (6,410,564)	$ (4,306,918)
Net loss per share - basic	$ (0.26)	$ (0.78)	$ (1.42)	$ (0.95)	$ (2.30)	$ (1.81)
Net loss per share - diluted	$ (0.26)	$ (0.78)	$ (1.42)	$ (0.95)	$ (2.30)	$ (1.81)
Weighted average common shares - basic	3,764,860	2,696,296	3,647,837	2,641,941	2,806,083	2,377,691
Weighted average common shares - diluted	3,764,860	2,696,296	3,647,837	2,641,941	2,806,083	2,377,691